Convertible Notes	6 Months Ended
Sep. 30, 2019
Debt Disclosure [Abstract]
Convertible notes

Note 12 – Convertible notes

The unaudited net carrying amount of the Notes were as follows:

	Principal outstanding	Unamortized issuance cost	Net carrying value
Short-term
September 30, 2019
Convertible notes	$7,391,305	$(2,455,112)	$4,936,193

Long-term
September 30, 2019
Convertible notes	$880,852	$(62,622)	$818,230

Total
September 30, 2019
Convertible notes	$8,272,157	$(2,517,734)	$5,754,423

The unaudited net carrying amount of the equity component of the Notes were as follows:

	Amount allocated to conversion option	Issuance cost	Equity component, net
September 30, 2019
Convertible notes	$699,029	$262,403	$436,626

Amortization of issuance cost, debt discount and interest cost:

	Issuance costs and debt discount	Convertible note interest	Total
Six months period ended September 30, 2019	$1,672,708	$470,823	$2,143,531

The effective interest rate to derive the liability component fair value is 25.70% for the Convertible Notes.

In accounting for the issuance of the Convertible Notes, the Company separated the Convertible Notes into liability and equity components. The carrying amount of the equity component and warrants value representing the conversion option was $2,549,392 (equity component $436,626, warrants value $2,112,766). Equity component was determined by deducting the fair value of the liability component from the par value of the Convertible Notes. Warrants value was determined with the Black Scholes model. Equity component is not remeasured as long as it continues to meet the conditions for equity classification. The excess of the principal amount of the liability component over its carrying amount ("debt discount") is amortized to interest expense over the term of the Convertible Notes.

Debt issuance costs related to the Convertible Notes comprised of commissions paid to third party placement agent, lawyers, and warrants value of $3,753,816. The Company allocated the total amount incurred to the liability and equity components of the Convertible Notes based on their relative values. Issuance costs attributable to the liability component were $3,491,413 and will be amortized to interest expense using the effective interest method over the contractual term. Issuance costs attributable to the equity component were $262,403 and netted with the equity component in stockholders' equity of $699,029 and warrant value of $2,112,766.

PIPE Transaction

On April 16, 2019, the company entered into certain securities purchase agreement with certain unaffiliated institutional investors relating to a private placement of (1) Senior Convertible Notes in the aggregate principal amount of $15 million, consisting of (i) a Series A Note in the principal amount of $ 10 million, and (ii) a Series B Note in the principal amount of $ 5 million and (2) warrants to purchase such amount of shares of the company's ordinary shares equal to 50% of the shares issuable upon conversion of the Notes, exercisable for a period of five years at an exercise price of $8.38, for consideration consisting of (i) a cash payment of $10,000,000, and (ii) a secured promissory note payable by the Investors to the Company in the principal amount of $5 million.

Material Terms of the Convertible Notes:

●	The aggregate principal amount of the Series A Notes is $10,000,000 and the Series B Notes is $5,000,000. All of the aggregate principal amount of the Series B Notes will constitute Restricted Principal. If an Investor prepays any amount under such Investor's Investor Note, an equal amount of the Restricted Principal becomes unrestricted principal under such Investor's Series B Note. The amount raised by the Company upon closing of the PIPE transaction was $10,000,000 from Series A Notes.

●

The expiration date of Notes and warrant shall be October 2, 2020 and May 2, 2023 respectively. The aggregate redemption amount of the Notes shall be redeemed in installments on or before the expiration date.

●	The interest rate on the Convertible Notes is eight percent (8%) per annum. In the event of default, the Interest Rate shall be increased to eighteen percent (18%) per annum.

●	The initial fixed conversion price will be $8.38 per share, subject to reduction and adjustment for stock splits, stock dividends, and similar events.

●	During an Event of Default Redemption Right Period the Investor may convert all, or any part of, the Conversion Amount into Ordinary Shares at the Alternate Conversion Price.

●	The Alternate Conversion Price is the lowest of (i) the applicable Conversion Price as in effect on the applicable Conversion Date of the applicable Alternate Conversion, (ii) 80% of the volume-weighted average price ("VWAP") of the Ordinary Shares as of the Trading Day immediately preceding the delivery or deemed delivery of the applicable Conversion Notice, (iii) 80% of the VWAP of the Ordinary Shares as of the Trading Day of the delivery or deemed delivery of the applicable Conversion Notice and (iv) 80% of the price computed as the quotient of (I) the sum of the VWAP of the Ordinary Shares for each of the three (3) Trading Days with the lowest VWAP of the Ordinary Shares during the fifteen (15) consecutive Trading Day period ending and including the Trading Day immediately preceding the delivery or deemed delivery of the applicable Conversion Notice, divided by (II) three (3) (such period, the "Alternate Conversion Measuring Period").

●	The aggregate number of Series A and Series B warrant shares to be converted on expiration is 596,658 and 298,330 shares respectively.